Provisions - Additional Information (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions	S/ 12,246	S/ 19,074	S/ 19,974	S/ 8,676
COLOMBIA
Disclosure of other provisions [line items]
Other provisions	2,696	3,357	3,481
PERU
Disclosure of other provisions [line items]
Other provisions	1,795	2,465	3,147
MEXICO
Disclosure of other provisions [line items]
Other provisions	S/ 7,719	S/ 13,147	S/ 13,987